Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock Based Compensation [Abstract]
Estimated fair value of options granted

Assumptions are used in estimating the fair value of stock options granted.  The weighted average expected life of the stock options represent the period of time that the options are expected to be outstanding and is based on the SEC simplified approach to calculating expected term.  The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant.  The expected volatility is based on the actual volatility of Waterstone Financial, Inc. stock from the original date of issue, October 4, 2005.  The following assumptions were used in estimating the fair value of options granted in the year ended December 31, 2012 and 2010.  There were no options granted during the year ended December 31, 2011.

	2012	2010
Dividend Yield	0.00%	0.00%
Risk-free interest rate	0.25%	0.25%
Expected volatility	74.53%	75.67%
Weighted average expected life	6.5 years	6.5 years
Weighted average per share value of options	$1.25	$2.54

Stock option activity

A summary of the Company’s stock option activity for the years ended December 31, 2012, 2011 and 2010 is presented below.

			Weighted Average	Aggregate
		Weighted Average	Years Remaining in	Instrinsic Value
Stock Options	Shares	Exercise Price	Contractual Term	(000’s)
Outstanding December 31, 2009	757,500	17.41	7.07	—
Options exercisable at December 31, 2009	298,000	17.60	7.03	—

Granted	50,000	$3.80		—
Exercised	—			—
Forfeited	(5,000)	17.67		—
Outstanding December 31, 2010	802,500	16.44	6.34	—
Options exercisable at December 31, 2010	446,500	17.54	6.04	—

Granted	—			—
Exercised	—			—
Forfeited	(10,000)	17.16		—
Outstanding December 31, 2011	792,500	16.32	5.37	—
Options exercisable at December 31, 2011	599,000	17.28	5.12	—

Granted	255,000	$2.03		—
Exercised	(3,000)	4.65		9
Forfeited	(24,000)	8.93		(72)
Outstanding December 31, 2012	1,020,500	13.11	5.69	1,622
Options exercisable at December 31, 2012	744,500	16.59	4.31	80

Summary of nonvested stock option activity

The following table summarizes information about the Company’s nonvested stock option activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Stock Options	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	356,000	$5.60
Granted	—
Vested	(160,500)	5.79
Forfeited	(2,000)	6.04
Nonvested at December 31, 2011	193,500	5.31

Nonvested at December 31, 2011	193,500	$5.31
Granted	255,000	1.33
Vested	(158,500)	5.78
Forfeited	(14,000)	1.32
Nonvested at December 31, 2012	276,000	1.48

Summary of restricted stock shares activity

The following table summarizes information about the Company’s restricted stock shares activity for the years ended December 31, 2012 and 2011:

		Weighted Average
Restricted Stock	Shares	Grant Date Fair Value

Nonvested at December 31, 2010	101,400	$16.91
Granted	—	—
Vested	(49,200)	17.24
Forfeited	—	—
Nonvested at December 31, 2011	52,200	16.61

Nonvested at December 31, 2011	52,200	16.61
Granted	100,000	1.89
Vested	(49,200)	17.24
Forfeited	(2,000)	4.65
Nonvested at December 31, 2012	101,000	1.96